Share of results of associates (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Share of Results of Associates

Share of results of associates include:

	2017 £m	2016 £m	2015 £m
Share of profit before interest and taxation	145.1	97.1	95.2
Share of exceptional gains/(losses)	0.8	(15.2)	(21.8)
Share of interest and non-controlling interests	(7.8)	(4.7)	(1.7)
Share of taxation	(24.6)	(27.4)	(24.7)
	113.5	49.8	47.0